Operating Segment and Revenue Information - Geographic Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 2,097,224	¥ 1,770,531	¥ 1,732,051
Non-current assets	10,392,101	2,616,909
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	571,016	580,349	655,344
Non-current assets	400,342	413,457
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	828,985	598,341	520,161
Non-current assets	6,649,357	1,231,051
Europe and Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	405,641	313,723	279,693
Russia/ CIS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	59,741	68,240	57,550
Latin America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	88,115	75,658	72,516
Asia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	105,411	104,026	112,799
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	1,523,527	70,175
Other
Disclosure of geographical areas [line items]
Revenue from contracts with customers	38,315	30,194	¥ 33,988
Non-current assets	¥ 1,818,875	¥ 902,226